STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2025	2024	2023
Total intrinsic value of options exercised	$0	$0	$71
Cash received from exercises	$0	$0	$48
Tax benefit from exercises	$0	$0	$3,446

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2025		2024		2023
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	1,002,461	$22.24	1,072,031	$21.75	1,229,346	$21.28
Granted	580,708	25.58	617,003	22.60	623,742	20.05
Vested	(673,055)	22.65	(651,690)	21.94	(728,126)	18.87
Forfeited	(51,819)	22.06	(34,883)	23.44	(52,931)	25.68
Nonvested at end of year	858,295	$24.07	1,002,461	$22.24	1,072,031	$21.75